Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

September 1, 2015

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O'Connor

RE:	Delaware Group Cash Reserve (the “Registrant”)
File Nos. 811-02806/002-60770

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 68 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purposes of: (i) converting the Registrant’s series from a money market fund with a stable net asset value of $1.00 to an ultrashort-term bond fund with a floating net asset value; (ii) adding a new class of shares, designated as Institutional Class, to its series; and (iii) changing the name of the Registrant’s series from Delaware Cash Reserve Fund to Delaware Investments Ultrashort Fund.

Pursuant to Rule 485(a) under the 1933 Act, the Amendment will become effective on October 31, 2015. The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain other information contained in the prospectus and the statement of additional information.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	David F. Connor
Bruce G. Leto